Common Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 19, 2021	Apr. 15, 2021	Apr. 14, 2021	Apr. 30, 2021	Aug. 31, 2020	Apr. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2017
Subsidiary Sale Of Stock [Line Items]
Common stock, authorized capital stock							2,000,000,000		500,000,000		2,000,000,000		500,000,000	500,000,000
Common stock, par value							$ 0.01		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common stock, shares issued							390,883,000		246,743,000		390,883,000		249,374,000	246,743,000
Common stock, shares outstanding							390,883,000		246,743,000		390,883,000		249,374,000	246,743,000
Recognized stock-based compensation expense				$ 2,600			$ 274,548	$ 2,155			$ 276,020	$ 3,176
Number of shares issued under share-based awards	11,700,000										46,000		2,340,000
Sale of stock, price per share	$ 23.00		$ 23.00
Proceeds from issuance of common stock												32,727	$ 33,590	$ 180,193	$ 100,000
Number of common stock issued to settle provider incentive liabilities					333,800	1,300,000
Proceeds from common stock issued to settle provider incentive liabilities					$ 1,500	$ 5,000		$ 4,601				$ 4,601	$ 5,550
Number of common stock repurchased													1,500,000		1,800,000
Payment for common stock repurchased													$ 6,700		$ 1,800
Proceeds from issuance of contingently redeemable common stock													$ 28,500
Partner Physician Group Equity Agreements
Subsidiary Sale Of Stock [Line Items]
Recognized stock-based compensation expense				268,500
IPO
Subsidiary Sale Of Stock [Line Items]
Number of shares issued and sold	53,590,000
Recognized stock-based compensation expense				$ 268,500
Number of shares issued under share-based awards	11,700,000
Funds Advised By Capital Research And Management Company
Subsidiary Sale Of Stock [Line Items]
Shares issued and sold										19,800,000					26,400,000
Sale of stock, price per share										$ 3.78					$ 3.78
Proceeds from issuance of contingently redeemable common stock										$ 75,000					$ 100,000
Restricted Stock Units
Subsidiary Sale Of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share											881,000	138,000	110,000	185,000	254,000
Common Stock
Subsidiary Sale Of Stock [Line Items]
Common stock, shares outstanding							390,883,000	248,282,000	246,743,000		390,883,000	248,282,000	249,374,000	246,743,000	245,421,000	249,474,000	246,924,000	247,246
Antidilutive securities excluded from computation of earnings per share													41,300,000
Number of shares issued and sold							53,590,000				53,590,000
Number of common stock issued to settle provider incentive liabilities								1,023,000				1,023,000	1,235,000
Proceeds from common stock issued to settle provider incentive liabilities								$ 10				$ 10	$ 13
Number of common stock repurchased													(1,500,000)		(1,825,000)
Common Stock | IPO
Subsidiary Sale Of Stock [Line Items]
Number of shares issued and sold	53,590,000		46,600,000
Common Stock | Option to Purchase an Additional Shares
Subsidiary Sale Of Stock [Line Items]
Number of shares issued and sold		6,990,000
Common Stock | Restricted Stock Units
Subsidiary Sale Of Stock [Line Items]
Common stock, shares issued													325,600,000
Common stock, shares outstanding													325,600,000
Antidilutive securities excluded from computation of earnings per share													109,700
Contingently Redeemable Common Stock
Subsidiary Sale Of Stock [Line Items]
Shares issued and sold									23,600,000				6,300,000
Sale of stock, price per share									$ 4.49				$ 4.49	$ 4.49
Proceeds from issuance of contingently redeemable common stock									$ 106,000				$ 28,500
Officers And Directors | Common Stock
Subsidiary Sale Of Stock [Line Items]
Shares issued and sold												1,000,000.0	1,200,000
Sale of stock, price per share								$ 4.49				$ 4.49	$ 4.49
Proceeds from issuance of common stock												$ 4,600	$ 5,600